Operating Leases (Tables)	9 Months Ended
Sep. 30, 2018
Leases [Abstract]
Schedule of Future Minimum Lease Payments

The required future minimum lease payments under the remaining non-cancelable operating leases consists of the following at September 30, 2018:

Years Ending December 31,	Amount

2018 (three months)	$216,838
2019	854,759
2020	794,101
2021	643,082
2022	641,947
Thereafter	1,651,210
Total	$4,801,937